UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
REVENUES:
Total vessel revenues		$ 7,973,158	$ 3,598,828
EXPENSES:
Voyage expenses (including $116,068 and $245,934 to related party for the six months ended June 30, 2025, and 2026, respectively)		(747,043)	(410,169)
Vessel operating expenses		(2,732,190)	(1,238,068)
Management fees to related party		(544,600)	(193,851)
Depreciation and amortization		(1,437,133)	(729,585)
General and administrative expenses (including $222,185 and $410,480 to related party for the six months ended June 30, 2025, and 2026, respectively)		(1,574,630)	(756,423)
Gain on sale of vessel (including $0 and $128,000 sale and purchase commissions to related party for the six months ended June 30, 2025, and 2026, respectively)		6,206,743	0
Total expenses		(828,853)	(3,328,096)
Operating income		7,144,305	270,732
OTHER (EXPENSES)/INCOME:
Finance costs		(33,207)	(6,022)
Interest income		261,085	169,895
Change in fair value of crypto assets-Bitcoin		(1,275,186)	0
Foreign exchange (losses)/gains		2,702	(822)
Total other income/(expenses), net		(1,044,606)	163,051
Net income	[1]	6,099,699	433,783
Comprehensive income	[1]	6,099,699	433,783
Dividend on Series A Preferred Shares		(250,000)	(106,944)
Net income attributable to common shareholders		$ 5,849,699	$ 326,839
Earnings per common share, basic (in dollars per share)		$ 14.07	$ 9.42
Earnings per common share, diluted (in dollars per share)		$ 3.25	$ 2
Weighted average number of common shares, Basic (in shares)		415,863	34,710
Weighted average number of common shares, diluted (in shares)		1,875,095	216,541
Pool [Member]
REVENUES:
Vessel revenues		$ 3,725,158	$ 3,598,828
Time Charter [Member]
REVENUES:
Vessel revenues		$ 4,248,000	$ 0

[1]	For the six months ended June 30, 2026, “Gain on sale of vessel” amounting to $6,206,743 is included in the accompanying unaudited interim condensed consolidated statements of comprehensive income.